Earnings Per Share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used in the calculation of basic earnings per share	753,565	716,587
Diluted impact of stock options		6
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	753,565	716,593